Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Summary of income tax expense (benefit)
	Year ended		Year ended
	December 31, 2013		December 31, 2012

U.S. Federal "expected" income tax		$(1,860,902)		$(495,540)
State income tax		(198,679)		(52,906)
Non-deductible beneficial conversion interest		-		102,000
Stock compensation		252,366		24,769
Change in fair value of warrant liability		(124,187)		-
Loss on extinguishment of debt		49,852		-
Other		23,585		-
Change in valuation allowance		1,857,964		421,677
Total provision for income taxes		$-		$-

Summary of deferred tax assets and liabilities
	2013		2012
Deferred tax assets:
Net operating loss carry forward		$1,593,719		$586,600
Stock options		5,578		-
Accrued salary and other		-		35,821
Accrual to cash timing difference		859,735		-
Total gross deferred tax assets		2,459,032		622,421
Deferred tax liabilities:
Depreciation		(9,890)		(31,244)
Total gross deferred tax liabilities		(9,890)		(31,244)
Less valuation allowance		(2,449,142)		(591,177)
Net deferred tax assets		$-		$-